Stockholders' Equity - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	12,325,499	10,052,866	13,399,381	12,731,430	15,909,101
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 4.49	$ 4.31	$ 4.40	$ 4.48	$ 7.32
Option Exercisable, Shares	7,903,327	7,304,371	6,042,873	4,892,680
Options Exercisable, Weighted Average Exercise Price	$ 4.94	$ 4.54	$ 5.64	$ 6.70
Range One [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	3,490,755
Options Outstanding, Weighted Average Remaining Life	6 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.97
Option Exercisable, Shares	2,424,005
Options Exercisable, Weighted Average Exercise Price	$ 1.99
Range One [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 1.04
Range One [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 2.34
Range Two [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	2,706,750
Options Outstanding, Weighted Average Remaining Life	7 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 3.07
Option Exercisable, Shares	1,392,489
Options Exercisable, Weighted Average Exercise Price	$ 3.24
Range Two [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 2.35
Range Two [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 4.60
Range Three [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	3,684,156
Options Outstanding, Weighted Average Remaining Life	5 years 7 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 5.10
Option Exercisable, Shares	1,642,995
Options Exercisable, Weighted Average Exercise Price	$ 5.11
Range Three [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 4.61
Range Three [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 6.64
Range Four [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	1,074,338
Options Outstanding, Weighted Average Remaining Life	3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 6.83
Option Exercisable, Shares	1,074,338
Options Exercisable, Weighted Average Exercise Price	$ 6.83
Range Four [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 6.65
Range Four [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 8.70
Range Five [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	962,000
Options Outstanding, Weighted Average Remaining Life	2 years
Options Outstanding, Weighted Average Exercise Price	$ 8.87
Option Exercisable, Shares	962,000
Options Exercisable, Weighted Average Exercise Price	$ 8.87
Range Five [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 8.71
Range Five [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 10.75
Range Six [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	407,500
Options Outstanding, Weighted Average Remaining Life	1 year 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 13.43
Option Exercisable, Shares	407,500
Options Exercisable, Weighted Average Exercise Price	$ 13.43
Range Six [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 10.76
Range Six [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 16.36